PROSPECTUS
                                                                FEBRUARY 1, 2000
                                                           REVISED MARCH 5, 2001



                                                                           MONEY
                                                                     MARKET FUND

         [LOGO]
                               SM
         THE MARK OF EXCELLENCE

[LOGO]
TOUCHSTONE
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                                                          Family of Funds


The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

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                                     INCOME
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

TOUCHSTONE MONEY MARKET FUND
221 East Fourth Street, Suite 300 o Cincinnati, Ohio 45202 o 800.543.0407

TABLE OF CONTENTS
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
Money Market Fund                                                              3
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Investment Strategies And Risks                                                5
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The Fund's Management                                                          6
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Investing With Touchstone                                                      7
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Distributions And Taxes                                                       11
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Financial Highlights                                                          12
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For More Information                                                          13
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                           TOUCHSTONE FAMILY OF FUNDS
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

MONEY MARKET FUND


THE FUND'S INVESTMENT GOAL
--------------------------

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
-----------------------------------

The Fund invests primarily (at least 65% of total assets) in high-quality money market instruments.

The Fund's investments may include:

     o Domestic bank obligations including certificates of deposit, bankers' acceptances and time deposits

     o U.S. Government obligations issued directly by the U.S. Treasury or by agencies of the U.S. Government

     o    Short-term corporate debt securities

     o    Taxable and tax-exempt municipal securities

     o    Variable and floating rate securities

     o    Repurchase agreements

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will not invest more than 5% of its assets in the securities of 1 issuer and will not invest more than 25% of its assets in any particular industry.

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by a rating agency.

     o The Fund may purchase unrated securities only if the Sub-Advisor determines the securities meet the Fund's quality standards.

     o The Fund will only invest in securities that mature in 13 months or less.

     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
-------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease.

     o Decreases if issuers are unable to make timely payments of interest or principal.

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
----------------------

This Fund is most appropriate for you if you seek a relatively low risk short-term investment. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account.

                           TOUCHSTONE FAMILY OF FUNDS
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                                        3
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

THE FUND'S PERFORMANCE
----------------------

The bar chart below indicates the risks of investing in the Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.

[BAR CHART]

During the period shown in the bar chart, the highest quarterly return was 1.55% (for the quarter ended December 31, 2000) and the lowest quarterly return was 1.12% (for the quarter ended June 30, 1999).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
800.543.0407.

The table below indicates the risks of investing in the Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------
                                                                       Since
                                                                       Fund
                                          1 Year        5 Years       Started*

MONEY MARKET FUND                         6.05%         5.22%         5.21%
--------------------------------------------------------------------------------

*  The Fund began operations on September 29, 1995.



THE FUND'S FEES AND EXPENSES
----------------------------

This table describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

--------------------------------------------------------------------------------
                                                   Shareholder Fees (fees paid
                                                  directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases                                           None
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                                                  None
--------------------------------------------------------------------------------
Redemption Fee                                                   *
--------------------------------------------------------------------------------
Exchange Fee                                                   None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
  First 6 Checks Per Month                                     None
--------------------------------------------------------------------------------
  Additional Checks Per Month                                $ 0.25
--------------------------------------------------------------------------------

                                                  Annual Fund Operating Expenses
                                                   (expenses that are deducted
                                                        from Fund assets)

Management Fees                                                0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                      0.02%
--------------------------------------------------------------------------------
Other Expenses                                                 0.61%
--------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                             1.13%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense
Reimbursement                                                  0.48%
--------------------------------------------------------------------------------
            1
Net Expenses                                                   0.65%
================================================================================

* You will be charged a fee for each wire redemption. This fee is subject to change.

1 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.65%. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2001.

The following example should help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         -------------------------------
                         1 Year                   $   66
                         -------------------------------
                         3 Years                  $  311
                         -------------------------------
                         5 Years                  $  576
                         -------------------------------
                         10 Years                 $1,332
                         ===============================

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

                           TOUCHSTONE FAMILY OF FUNDS
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

-------------------------------
INVESTMENT STRATEGIES AND RISKS
-------------------------------

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?
-----------------------------------------------

The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, the Fund may not achieve its investment goals.

THE FUND AT A GLANCE
--------------------

The following table can give you a quick basic understanding of the types of securities the Fund intends to invest in. You should read all of the information about the Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES THE FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------

The following table shows the main types of securities in which the Fund generally will invest. Investments marked P are principal investments. Investments marked 0 are other types of securities in which the Fund may invest to a lesser extent. Some of the Fund's investments are described in detail below:

--------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------
    Invests in money market instruments                           P
--------------------------------------------------------------------------------
    Invests in short-term debt securities                         P
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    Invests in variable and floating rate securities              P
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    Invests in government securities                              P
--------------------------------------------------------------------------------
    Invests in municipal securities                               P
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    Invests in corporate debt securities                          P
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    Invests in asset-backed securities                            0
--------------------------------------------------------------------------------
    Invests in investment grade debt securities                   P
--------------------------------------------------------------------------------
INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------
    Invests in repurchase agreements                              P
--------------------------------------------------------------------------------
================================================================================

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
---------------------------------------------

MONEY MARKET INSTRUMENTS include:

     o    Bank obligations

     o    Short-term government securities

     o    Short-term corporate debt securities

     o    Short-term municipal securities

     o    Variable and floating rate securities

BANK OBLIGATIONS include:

     o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal

     o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange

     o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

U.S. GOVERNMENT SECURITIES include:

     o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds

     o Obligations issued by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association, Student Loan Marketing Association, Small Business Administration and Tennessee Valley Authority

     o    U.S. Treasuries issued without interest coupons (STRIPS)

     o Inflation-indexed bonds issued by the U.S. Treasury whose principal value is periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

CORPORATE DEBT SECURITIES are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

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                                        5
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

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation and revenue bonds. General obligations bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

INVESTMENT GRADE SECURITIES. Investment grade securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example, credit card receivables, that are combined or pooled for sale to investors.

REPURCHASE AGREEMENTS. Repurchase Agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than 7 days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

RISKS OF INVESTING IN THE FUND
------------------------------

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal or interest, when due.


THE FUND'S MANAGEMENT
---------------------

INVESTMENT ADVISOR
-------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Fund.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2000, Touchstone Advisors had approximately $1.6 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's Sub-Advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's Sub-Advisor, including:

     o    Level of knowledge and skill

     o    Performance as compared to its peers or benchmark

     o    Consistency of performance over 5 years or more

     o    Level of compliance with investment rules and strategies

     o    Employees, facilities and financial strength

     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Fund's Sub-Advisor through various analyses and through in-person, telephone and written consultations with the Sub-Advisor.

Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

Touchstone Advisors is responsible for running all of the operations of the Fund, except for those that are subcontracted to the Sub-Advisor, custodian, transfer agent and administrator. The Fund will pay Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund is shown below:

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

FEE TO TOUCHSTONE ADVISORS
(AS % OF AVERAGE DAILY NET ASSETS)

0.50% of assets up to $50 million
--------------------------------------------------------------------------------
0.45% of assets from $50 million to $150 million
--------------------------------------------------------------------------------
0.40% of assets from $150 million to $250 million
--------------------------------------------------------------------------------
0.375% of assets over $250 million
================================================================================

Prior to May 1, 2000, a different investment advisor was responsible for managing the portfolio of the Fund. The fee paid to the previous advisor during the last fiscal year was 0.50% of the Fund's average daily net assets.

FUND SUB-ADVISOR
--------------------------------------------------------------------------------

The Sub-Advisor makes the day-to-day decisions regarding buying and selling specific securities for the Fund. The Sub-Advisor manages the investments held by the Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUND
--------------------------------------------------------------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC.
(FORT WASHINGTON)
420 EAST FOURTH STREET, CINCINNATI, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. As of December 31, 2000, Fort Washington had assets under management of approximately $18 billion.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.


INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS.
Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

OPENING AN ACCOUNT
-------------------------------------------------------------------------------

You can contact your financial advisor to purchase shares of the Fund. You may also purchase shares of the Fund directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the Investment Application included in this Prospectus. You may also obtain an Investment Application from Touchstone or your financial advisor.

     !    INVESTOR ALERT: Touchstone may choose to refuse any purchase order.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares.

--------------------------------------------------------------------------------
                                                      Initial         Additional
                                                     Investment       Investment

Regular Account                                      $    1,000             None
--------------------------------------------------------------------------------
Retirement Plan Account or
Custodial Account under a
Uniform Gifts/Transfers to
Minors Act ("UGTMA")                                 $      250             None
--------------------------------------------------------------------------------
Investments through the
Automatic Investment Plan                            $       50       $       50
--------------------------------------------------------------------------------

     ! INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's share price, also called net asset value (NAV), is determined as of 12:30 p.m. and 4:00 p.m., Eastern time every day the New York Stock Exchange ("NYSE") is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV determined after your purchase or sale order is received in proper form by Touchstone.

The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-

                           TOUCHSTONE FAMILY OF FUNDS
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                                        7
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

weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities which meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable NAV per share. However, there is no assurance that the Fund will be able to do so.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. The plan allows the Fund to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------

For  information  about  how  to  purchase  shares,   telephone   Touchstone  at
800.543.0407.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

     o    Please make your check (in U.S. dollars) payable to the Fund.

     o Send your check with the completed account application to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your application will be processed subject to your check clearing.

     o    You may also open an account through your financial advisor.

     o You may receive a dividend in the Fund on the day you wire an investment if you notify Touchstone of your wire by 12:30 p.m., Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

BY EXCHANGE

     o You may exchange shares of the Fund for shares of the same class of another Touchstone Fund at NAV. You may also exchange shares of the Fund for shares of any Touchstone money market fund.

     o    You do not have to pay any exchange fee for these exchanges.

     o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

     o You may invest in the Fund through various retirement plans. The Fund's shares are designed for use with certain types of tax qualified retirement plans including defined benefit and defined contribution plans.

     o    For  further   information   about  any  of  the  plans,   agreements,
          applications and annual fees, contact Touchstone or your financial advisor.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------

BY CHECK

     o Complete the investment form provided at the bottom of a recent account statement.

     o    Make your check payable to the Fund.

     o    Write your account number on the check.

     o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail your check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

BY WIRE

     o    Specify your name and account number.

     o You may receive a dividend in the Fund on the day you wire an investment if you notify Touchstone of your wire by 12:30 p.m., Eastern time, on that day.

BY EXCHANGE

     o    You may exchange your shares by calling Touchstone.

     o    You do not have to pay any exchange fee for your exchange.

     o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

     o You may add to your account in the Fund through various retirement plans. For further information, contact Touchstone or your financial advisor.

INFORMATION ABOUT WIRE TRANSFERS
--------------------------------------------------------------------------------

You may make additional purchases in the Fund directly by wire transfers. Contact your bank and ask it to wire federal funds to Touchstone. Banks may charge a fee for handling wire transfers. You should contact Touchstone or your financial advisor for further instructions.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                        8
                                      ----

MORE INFORMATION ABOUT RETIREMENT PLANS
--------------------------------------------------------------------------------
Retirement Plans may include the following:

INDIVIDUAL RETIREMENT PLANS

     o    Traditional Individual Retirement Accounts (IRAs)

     o    Savings Incentive Match Plan for Employees (SIMPLE) IRAs

     o    Spousal IRAs

     o    Roth Individual Retirement Accounts (Roth IRAs)

     o    Education Individual Retirement Accounts (Education IRAs)

     o    Simplified Employee Pension Plans (SEP IRAs)

     o 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to Touchstone

EMPLOYER SPONSORED RETIREMENT PLANS

     o    Defined benefit plans

     o Defined contribution plans (including 401K plans, profit sharing plans and money purchase plans)

     o    457 plans

oo   SPECIAL TAX CONSIDERATION

To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

AUTOMATIC INVESTMENT OPTIONS
-------------------------------------------------------------------------------

The various ways that you can invest in the Fund are outlined below. The Fund does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in the Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the Investment Application to do this. For further details about this service call Touchstone at 800.543.0407.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund unless you indicate otherwise on your Investment Application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in the Fund. This occurs on a monthly basis and the minimum investment is $50.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

CASH SWEEP PROGRAM. Cash accumulations in accounts with financial institutions may be automatically invested in the Fund at the next determined NAV on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount. Institutions participating in this program are responsible for placing their orders in a timely manner. You may be charged a fee by your financial institution for participating in this program.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Fund through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. The Fund may authorize certain processing organizations to receive purchase and sales orders on its behalf. Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services

     o    Act as the shareholder of record of the shares

     o    Set different minimum initial and additional investment requirements

     o    Impose other charges and restrictions

     o Designate intermediaries to accept purchase and sales orders on the Fund's behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Fund, Touchstone, the Advisor or their affiliates.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

     o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                        9
                                      ----
          not wish to have this ability, you must mark the appropriate section of the Investment Application. You may only sell shares over the telephone if the amount is less than $25,000.

     o    To  sell  your  Fund  shares  by   telephone,   call   Touchstone   at
          800.543.0407.

     o    Shares held in IRA accounts cannot be sold by telephone.

BY MAIL

     o    Write to Touchstone.

     o    Indicate the number of shares or dollar amount to be sold.

     o    Include your name and account number.

     o Sign your request exactly as your name appears on your Investment Application

BY WIRE

     o    Complete the appropriate information on the Investment Application.

     o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

     o    You may be charged a fee.

     o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

     o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

BY CHECK

     o You may open a checking account in the Fund and redeem shares by check.

     o Checks will be processed at the NAV on the day the check is presented to the Custodian for payment.

     o If the amount of your check is more than the value of the shares held in your account, you will be charged for each check returned for insufficient funds.

     o If you do not write more than 6 checks per month, there is no fee for your checking account. If you write more than 6 checks a month, you will be charged 25(cents)for each additional check written that month.

     o    Checks may not be certified.

     o If you invest in the Fund through a cash sweep program with a financial institution, you may not open a checking account.

THROUGH YOUR FINANCIAL ADVISOR

     o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

     o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.

     ! INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

SIGNATURE GUARANTEES. Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

     o    Proceeds from the sale of shares that exceed $25,000

     o Proceeds to be paid when the name or the address on the account has been changed within 30 days of your sale request

TELEPHONE SALES. If we receive your sale request before 4:00 p.m., Eastern time on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day. The proceeds of sales of shares in the Fund may be wired to you on the same day of your telephone request, if your request is properly made before 12:30 p.m. Eastern time.

Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for the sale of your shares to Touchstone.

In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures include:

     o    Requiring personal identification

     o Making checks payable only to the owner(s) of the account shown on Touchstone's records

     o Mailing checks only to the account address shown on Touchstone's records

     o    Directing wires only to the bank account shown on Touchstone's records

     o    Providing written confirmation for transactions requested by telephone

     o    Tape recording instructions received by telephone

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       10
                                      ----

SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive or send to a third party monthly or quarterly withdrawals of $50 or more if your account value is at least $5,000. There is no special fee for this service and no minimum amount is required for retirement plans.

LOW ACCOUNT BALANCES
--------------------

The Fund may sell your shares and send the proceeds to you if your balance falls below the minimum required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

RECEIVING SALE PROCEEDS
-----------------------

Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone request).

PROCEEDS SENT TO FINANCIAL ADVISORS
-----------------------------------

Proceeds that are sent to your financial advisor will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK
------------------------------

If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o    When  an  emergency   situation  causes  the  Sub-Advisor  to  not  be
          reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

     o    During any other time when the SEC, by order, permits.

DISTRIBUTIONS AND TAXES

oo   SPECIAL TAX CONSIDERATION

You should consult with your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be declared daily and paid daily.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain distributions paid by the Fund during the prior taxable year.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       11
                                      ----

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period ended September 30, 2000 was audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the SAI, which is available upon request. Information for prior periods was audited by other independent auditors.

---------------------------------------------------------------------------------------------------------------------
                                                        Per Share Data for a Share Outstanding Throughout Each Period
---------------------------------------------------------------------------------------------------------------------
                                                                                 One
                                            Year        Year        Year        Month          Year       Period
                                            Ended       Ended       Ended       Ended          Ended       Ended
                                          Sept. 30,   Sept. 30,   Sept. 30,   Sept. 30,       Aug. 31,    Aug. 31,
                                            2000        1999        1998       1997(A)         1997       1996(B)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  1.00     $  1.00     $  1.00     $  1.00        $  1.00     $  1.00
                                           --------------------------------------------------------------------------

Net investment income                        0.056       0.046       0.050       0.004          0.050       0.046(C)
                                           --------------------------------------------------------------------------

Dividends from net investment income        (0.056)     (0.046)     (0.050)     (0.004)        (0.050)     (0.046)
                                           --------------------------------------------------------------------------

Net asset value at end of period           $  1.00     $  1.00     $  1.00     $  1.00        $  1.00     $  1.00
                                           ==========================================================================

Total return                                  5.79%       4.74%       5.07%       4.99%(E)       5.14%       4.70%
                                           ==========================================================================

Net assets at end of period (000's)        $42,935     $23,198     $18,492     $73,821        $94,569     $76,363
                                           ==========================================================================

Ratio of net expenses to average
  net assets(D)                               0.65%       0.65%       0.79%       0.80%(E)       0.65%       0.65%(E)

Ratio of net investment income to average
  net assets                                  5.75%       4.63%       4.95%       4.99%(E)       5.03%       4.94%(E)
=====================================================================================================================

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.13%, 1.11%, 0.79% and 0.99%(E) for the periods ended September 30, 2000, 1999 and August 31, 1997 and 1996, respectively.

(E)  Annualized.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       12
                                      ----

FOR MORE INFORMATION


For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The Fund's annual and semi-annual reports provide additional information about the Fund's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at:

          Touchstone Family of Funds
          221 East Fourth Street, Suite 300
          Cincinnati, Ohio 45202
          800.543.0407
          http://www.touchstonefunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1-202-942-8090.

Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. For a fee, you can receive information about the SEC's internet site by writing to: SEC, Public Reference Section, Washington, D.C. 20549-0102, or by e-mailing a request to: publicinfo@sec.gov.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       13
                                      ----

TOUCHSTONE

                                                                Family of Funds
-------------------------------------------------------------------------------
MONEY MARKET FUND

LOGO] Touchstone                                                                                          Return completed form to:
       ----------                                                                                         Touchstone Family of Funds
       Family of Funds                                                                                                 P.O. Box 5354
                                                                                                                Cincinnati, OH 45202
                                                                                        For assistance in completing this form, call
NOT FOR USE WITH IRAS, SEP, SIMPLE OR 403B PLANS                                                                        800-543-0407

Was order previously telephoned in?  o Yes  o No    If yes, date (  /  /  ) and confirmation #______________________________________

------------------------------------------------------------------------------------------------------------------------------------
1.  ACCOUNT REGISTRATION (check one box only)
------------------------------------------------------------------------------------------------------------------------------------
[ ] INDIVIDUAL [ ] JOINT TENANT (For joint-owners, joint tenancy with right of survivorship is presumed unless otherwise specified.)
------------------------------------------------------------------------------------------------------------------------------------
Name of Individual Owner - First, Initial, Last                  Name of Joint Owner (if any) - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Owner's Social Security #          Date of Birth                 Joint Owner's Social Security #         Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
[ ] GIFT/TRANSFER TO A MINOR (Only one custodian and minor)
------------------------------------------------------------------------------------------------------------------------------------
Name of Minor - First, Initial, Last                             Under ___________________ the Uniform Gifts/Transfers to Minors Act
                                                                   (State of minor's residence)
------------------------------------------------------------------------------------------------------------------------------------
Name of Custodian - First, Initial, Last                         Minor's Social Security #               Minor's Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
[ ] TRUST
------------------------------------------------------------------------------------------------------------------------------------
Name of Trust Agreement                                          Taxpayer I.D. Number               Date of Trust Agreement

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee(s) - First, Initial, Last                        Name of Beneficiary - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Name of Plan Administrator              Address                  Phone Number             Fax Number               E-mail Address

------------------------------------------------------------------------------------------------------------------------------------
[ ] CORPORATION, PARTNERSHIP OR OTHER ENTITY
------------------------------------------------------------------------------------------------------------------------------------
Name of Corporation or Other Entity

------------------------------------------------------------------------------------------------------------------------------------
Taxpayer I.D. Number

------------------------------------------------------------------------------------------------------------------------------------
1b. FOR ALL ACCOUNT TYPES
--------------------------------------------------------------------------------
Occupation and Employer Name/Address

--------------------------------------------------------------------------------
Are you an associated person of an NASD member?

[ ]Yes          [ ] No
--------------------------------------------------------------------------------

2.  ADDRESS (P.O. Box not acceptable without street address)
------------------------------------------------------------------------------------------------------------------------------------
Street                                                           Home Phone
                                                                 (    )
------------------------------------------------------------------------------------------------------------------------------------
City                                                             Business Phone
                                                                 (    )
------------------------------------------------------------------------------------------------------------------------------------
State                              Zip                           Are you a U.S. Citizen?  [ ] Yes   [ ] No (please specify country):

------------------------------------------------------------------------------------------------------------------------------------
3.  INITIAL INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
4.  DISTRIBUTION OPTION
--------------------------------------------------------------------------------------------------------------
[ ] Reinvest all dividends in additional shares
[ ] Pay all dividends in cash                                        [ ] Cross Reinvestment: Please call Touchstone at
                                                                      800-543-0407 for further instructions.
If not specified, dividends will be reinvested in the Fund.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
5.  AUTOMATIC INVESTMENT PLAN
------------------------------------------------------------------------------------------------------------------------------------
This plan provides for regular  subsequent  investments to be made  electronically  through Automated Clearing House (ACH) from your bank account into the Fund(s) you select below. There is no charge at the Touchstone Family of Funds, and you may cancel at any time with no obligations or penalty.

Please  withdraw from my bank  account $  ___________  (minimum  $50) on the   [ ] 8th   [ ] 15th   [ ] 22nd   [ ] 29th
[ ] Monthly   [ ] Quarterly   [ ] Annual basis, beginning ____/____/____ (date) to be invested per the instructions below.

------------------------------------------------------------------------------------------------------------------------------------
[ ]  Checking Account (please attach a voided check) o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                        Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                           City                          State                    Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                              Bank Account Number

------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of your bank account who is not a Joint Owner of this                                                   Date
new account with the Touchstone Family of Funds must sign here:

X
------------------------------------------------------------------------------------------------------------------------------------
6.  TELEPHONE TRANSFERS AND REDEMPTIONS
------------------------------------------------------------------------------------------------------------------------------------
Unless the boxes below are checked, by signing this Application,  the investor authorizes each Fund and its Transfer Agent to act on the investor's telephone  instructions,  or on telephone  instructions from any person representing to be an authorized agent of the investor and requesting a redemption or exchange on the investor's  behalf.  The undersigned  agrees that any redemption or exchange made pursuant to this authorization  shall be subject to the provisions of the current Prospectus of each Fund, and that neither the
Funds nor their Transfer Agent or Distributor, nor their respective affiliates, will be liable for any loss, damage, expense or cost which may arise out of any telephone redemption or exchange request they reasonably believe to be genuine,  including any fraudulent or unauthorized requests. The investor(s) will bear the risk of any such loss. In an effort to determine that telephone requests are genuine, the Funds and/or their Transfer Agent will employ reasonable procedures,  which may include, among others,  requiring forms of personal  identification  prior to acting upon telephone  instructions and providing  written  confirmation of the  transactions.
Telephone  conversations also may be recorded.  REDEMPTION PROCEEDS OF $1,000 OR MORE MAY BE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A
COMMERCIAL BANK OR BROKERAGE FIRM IN THE UNITED STATES UPON VERBAL REQUEST IF THE BANK ACCOUNT INFORMATION IN SECTION 7 IS COMPLETE.

(check only if you do not want to use telephone authorization.)
[ ] I DO NOT elect the telephone exchange privilege. [ ] I DO NOT elect the telephone redemption privilege.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
7.  TAXPAYER I.D. NUMBER CERTIFICATION/SIGNATURES
------------------------------------------------------------------------------------------------------------------------------------
I (We) are of legal age and capacity,  have legal authority to purchase shares, have received and read a current prospectus for each
Fund selected and agree to the terms and conditions on this Application and those contained in the current prospectus(es) (including the  Statement(s)  of Additional  Information) of the Fund(s)  selected for purchase.  I (We)  acknowledge  that the account will be subject to the telephone exchange and redemption  privileges (unless declined)  described in the Fund's current Prospectus and agree that the Fund, its  Distributor  and Transfer  Agent will not be liable for any loss in acting on written or telephone  instructions reasonably believed by them to be authentic. I (We) hereby ratify any instructions given pursuant to this Application and for myself
(ourselves)  and my (our)  successors  and assigns do hereby  release each Fund,  its  Distributor  and its Transfer Agent and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.

I acknowledge that mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union or insurance company and are not federally insured by the FDIC, the Federal Reserve, or any other agency.  Mutual fund shares involve certain risks, including the possible loss of principal.

Under penalty of perjury,  the undersigned whose Social Security (employer I.D.) number is shown on this application  certifies that
(i) the number is my (our) correct taxpayer  identification  number and (ii) currently I (we) are not under IRS notification  that I
(we) are subject to backup withholding (line out (ii) if under  notification).  If no such number is shown, the undersigned  further certifies, under penalties of perjury, that either (a) no such number has been issued, and a number has been or will soon be applied for (if a number is not provided to you within sixty days, the undersigned  understands that all payments -- including redemption --
are subject to a 31% withholding under federal tax law, until a number is provided); or (b) that the undersigned is not a citizen of the U.S.,  and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct  business in the
U.S. which should receive any gains from the Funds, or is exempt under an income tax treaty. My (Our) signature below constitutes my
(our) agreement and acceptance of all the terms,  conditions and account features selected in any and all parts of this Application.
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications  required to avoid backup withholding.
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, JOINT OR CUSTODIAN ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Individual Owner or Custodian                       Date
X
------------------------------------------------------------------------------------------------------------------------------------
Signature of Joint Owner, if any                                 Date
X
------------------------------------------------------------------------------------------------------------------------------------
CORPORATION, PARTNERSHIP, TRUST OR OTHER ACCOUNTS
--------------------------------------------------------------------------------
Signature of Authorized Officer, General Partner, Trustee, etc.  Date
X
------------------------------------------------------------------------------------------------------------------------------------
Title of Corporate Officer, General Partner, Trustee, etc.       Date

------------------------------------------------------------------------------------------------------------------------------------
8.  FOR COMPLETION BY INVESTMENT DEALER
------------------------------------------------------------------------------------------------------------------------------------
We hereby submit this  application  for purchase of shares in accordance  with the terms of our Selling  Agreement  with  Touchstone
Securities, Inc. and with the current Prospectus for the Funds.
------------------------------------------------------------------------------------------------------------------------------------
Investment Dealer Name

------------------------------------------------------------------------------------------------------------------------------------
Dealer's Corporate Office Address                                City                                    State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Name

------------------------------------------------------------------------------------------------------------------------------------
Representative's Branch Office Address                           City                                    State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Telephone Number                                Representative's Number

------------------------------------------------------------------------------------------------------------------------------------
Authorized Signature of Investment Dealer
X
------------------------------------------------------------------------------------------------------------------------------------
Title
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD - SIGNATURE CARD                                                                                                CHECKING
------------------------------------------------------------------------------------------------------------------------------------
Submit one card to establish  an optional  check  redemption  account  which allows you to write checks  against your account in the
________________. Please see a Fund's current Prospectus to determine if checkwriting is available in that Fund.
 (Name of Fund)

PRINT CLEARLY
Name of Account ____________________________________________________________________________________________________________________

Account Number ______________________________________________    Date ______________________________________________________________

The  registered  owner(s) of this account must sign below.  By signing this card the  signatory(ies)  agrees to all of the terms and conditions set forth on the reverse side of this card.

_____________________________________________________________    ___________________________________________________________________
Signature                                                        Signature

_____________________________________________________________    ___________________________________________________________________
Signature                                                        Signature

INSTITUTIONAL ACCOUNTS:                                          JOINT TENANCY ACCOUNTS:
[ ] Check here if any two signatures are required on checks      [ ] Check here if both signatures are required on checks
[ ] Check here if only one signature is required on checks       [ ] Check here if only one signature is required on checks
------------------------------------------------------------------------------------------------------------------------------------
[ ] Check here if Business  Style  Checks (600 per book with  voucher  stub) are  required.  A charge will be made to your  account.
Individual Style checks are provided at no charge.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
9.SYSTEMATIC WITHDRAWAL PLAN
------------------------------------------------------------------------------------------------------------------------------------
This plan enables you to withdraw money  regularly-either  by check directly to you or electronically to your domestic bank account.
It eliminates  your need to make a special  request every month,  quarter or year.  There is no charge at the  Touchstone  Family of
Funds, and you may cancel at any time with no obligations or penalties.

Please make a total withdrawal of ___________ (minimum $50) from my Touchstone  account(s) on a [ ] Monthly [ ] Quarterly [ ] Annual basis, beginning on or about the last day of ________________ (month, year) from the fund(s) listed below:

-----------------------------------------------------------------------------------------------------------------------------------
Existing Account Number (if applicable)             [ ] Make check payable to the account owner(s) and send to the address of record

                                                    [ ] Make check payable to a third party and send to the name and address below:
------------------------------------------------------------------------------------------------------------------------------------
Name - First, Initial, Last                                      Street

------------------------------------------------------------------------------------------------------------------------------------
City                                                             State                                             Zip

------------------------------------------------------------------------------------------------------------------------------------
[ ] Deposit payments in my bank account electronically through Automated Clearing House (ACH) to the account designated below.
    [ ] Checking Account (please attach a voided check)
    [ ] Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                        Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                           City                     State                    Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                              Bank Account Number

------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of this new account with the Touchstone Family of Funds                                            Date
who is not a Joint Owner of your bank account must sign here:
X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                        TERMS AND CONDITIONS
                                                        --------------------
1.  REDEMPTION  AUTHORIZATION:  The signatory(ies)  whose signature(s)  appears on the reverse side,  intending to be legally bound, hereby agrees each with the other and with Fifth Third ("Bank"), that the Bank is appointed agent for such person(s) and as such agent, is directed to redeem shares registered in the name of such  signatory(ies) upon receipt of, and in the amount of, checks drawn upon the above numbered  accounts and to deposit the proceeds of such redemptions in said account or otherwise arrange for application  of such proceeds to payments of said checks.  The Bank is expressly  authorized to commingle  such proceeds of such redemptions in said account or otherwise  arrange for  application of such proceeds to payments of said checks also on behalf of
    Integrated Fund Services, Inc. in effecting the redemption of shares.
    The Bank is expressly authorized to honor checks as redemption  instructions  hereunder without requiring signature  guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee.
2.  CHECK PAYMENT: The signatory(ies) authorizes and directs the Bank to pay each check presented hereunder, subject to all laws and
    Bank rules and regulations pertaining to checking accounts. In addition, the signatory(ies) agrees that:
    (a) No check shall be issued or honored,  or redemption  effected,  for any amounts represented by shares for which certificates have been issued.
    (b) No check shall be issued or honored, or redemption  effected,  for any amounts represented by shares unless payment for such shares has been made in full and any checks given in such payment  have been  collected  through  normal  banking  channels.
        Shareholders who wish immediate  availability of shares for check redemption may purchase their shares with federal funds or may contact Integrated Fund Services, Inc. for assistance.
    (c) Checks issued hereunder cannot be cashed over the counter at the Bank; and
    (d) Checks shall be subject to any further information set forth in the applicable Prospectus,  including without limitation any additions, amendments and supplements thereto.
3.  DUAL  OWNERSHIP:  If more than one person is indicated  as a registered  owner of shares,  as by joint  ownership,  ownership in common,  or tenants by the entireties,  then (a) each registered  owner must sign this signature card, (b) each registered owner must sign each check issued  hereunder  unless the parties have  indicated on the face of this card that only one need sign,  in which case the Bank is authorized to act upon such signature,  and (c) each signatory guarantees to the Bank the genuineness and accuracy of the signature of the other signatory(ies).  In the event of the death of a joint tenant or tenant by the entireties, the survivor shall be deemed to own all of the shares and the proceeds thereof upon delivery of appropriate documentation.
4.  TERMINATION:  The Bank may at any time  terminate  this  account,  related  share  redemption  service  and its  agency  for the signatory(ies) hereto without prior notice by Bank to the signatory(ies).
5.  HEIRS AND ASSIGNS:  These terms and conditions shall bind the respective  heirs,  executors,  administrators  and assigns of the signatory(ies).
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

================================================================================

TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

[LOGO]
TOUCHSTONE
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                                                                 FAMILY OF FUNDS